Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and our financial performance.

Required Tabular Disclosure

The following table discloses information on "compensation actually paid" to our principal executive officer (PEO) and, on average, to our other NEOs (non-PEO NEOs) during the specified years alongside total shareholder return (TSR). All share numbers in the tables below have been equitably adjusted in connection with our February 2024 1-for-12 reverse stock split.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2)(3) ($)	Average Summary Compensation Table Total for NEOs (1) ($)	Average Compensation Actually Paid to NEOs (1)(2)(3) ($)	Total Shareholder Return Based on an Initial Fixed $100 Investment ($)	Net Loss ($) (in thousands)
2023	1,373,710	1,132,572	758,666	593,974	63.08	(61,228)
2022	1,759,202	1,318,469	1,605,579	1,117,797	21.49	(93,092)
2021	2,866,354	1,079,122	1,151,482	471,182	38.51	(129,855)
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Jason A. Okazaki	William E. Delaney IV, Ph.D. and Nicole S. White, Ph.D.
2022	John G. McHutchison, A.O., M.D.	Jason A. Okazaki and William E. Delaney IV, Ph.D.
2021	John G. McHutchison, A.O., M.D.	Jason A. Okazaki and William E. Delaney IV, Ph.D.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K of the SEC rules and do not reflect compensation actually earned, realized, or received by our NEOs. These amounts reflect the Summary Compensation Table Total with certain required adjustments as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the NEOs for the applicable year as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Deductions: Stock and Option Awards column are the totals from the Stock and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Deductions: Stock and Option Awards ($)	Fair Value of Shares Granted During the Year at 12/31 ($)	Change in Fair Value of Prior Years' Awards (Unvested at 12/31) ($)	Change in Fair Value of Prior Years' Awards Vested during Applicable Year ($)	Change in Fair Value of Prior Years' Forfeited during Applicable Year ($)	Compensation Actually Paid to PEO ($)
2023	1,373,710	(306,100)	272,345	(186,472)	(20,912)	—	1,132,572
2022	1,759,202	(902,402)	452,827	14,884	(6,042)	—	1,318,469
2021	2,866,354	(1,398,728)	395,785	(683,122)	(101,166)	—	1,079,122

Year	Average Summary Compensation Table Total for NEOs ($)	Deductions: Stock and Option Awards ($)	Fair Value of Shares Granted During the Year at 12/31 ($)	Change in Fair Value of Prior Years' Awards (Unvested at 12/31) ($)	Change in Fair Value of Prior Years' Awards Vested during Applicable Year ($)	Change in Fair Value of Prior Years' Forfeited during Applicable Year ($)	Average Compensation Actually Paid to NEOs ($)
2023	758,666	(88,575)	81,117	(142,012)	(15,223)	—	593,974
2022	1,605,579	(838,738)	394,622	(40,448)	(3,219)	—	1,117,797
2021	1,151,482	(408,542)	126,449	(376,520)	(21,688)	—	471,182

Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Jason A. Okazaki	William E. Delaney IV, Ph.D. and Nicole S. White, Ph.D.
2022	John G. McHutchison, A.O., M.D.	Jason A. Okazaki and William E. Delaney IV, Ph.D.
2021	John G. McHutchison, A.O., M.D.	Jason A. Okazaki and William E. Delaney IV, Ph.D.

PEO Total Compensation Amount	$ 1,373,710	$ 1,759,202	$ 2,866,354
PEO Actually Paid Compensation Amount	$ 1,132,572	1,318,469	1,079,122
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the NEOs for the applicable year as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Deductions: Stock and Option Awards column are the totals from the Stock and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Deductions: Stock and Option Awards ($)	Fair Value of Shares Granted During the Year at 12/31 ($)	Change in Fair Value of Prior Years' Awards (Unvested at 12/31) ($)	Change in Fair Value of Prior Years' Awards Vested during Applicable Year ($)	Change in Fair Value of Prior Years' Forfeited during Applicable Year ($)	Compensation Actually Paid to PEO ($)
2023	1,373,710	(306,100)	272,345	(186,472)	(20,912)	—	1,132,572
2022	1,759,202	(902,402)	452,827	14,884	(6,042)	—	1,318,469
2021	2,866,354	(1,398,728)	395,785	(683,122)	(101,166)	—	1,079,122

Non-PEO NEO Average Total Compensation Amount	$ 758,666	1,605,579	1,151,482
Non-PEO NEO Average Compensation Actually Paid Amount	$ 593,974	1,117,797	471,182
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the NEOs for the applicable year as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Deductions: Stock and Option Awards column are the totals from the Stock and Option Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for NEOs ($)	Deductions: Stock and Option Awards ($)	Fair Value of Shares Granted During the Year at 12/31 ($)	Change in Fair Value of Prior Years' Awards (Unvested at 12/31) ($)	Change in Fair Value of Prior Years' Awards Vested during Applicable Year ($)	Change in Fair Value of Prior Years' Forfeited during Applicable Year ($)	Average Compensation Actually Paid to NEOs ($)
2023	758,666	(88,575)	81,117	(142,012)	(15,223)	—	593,974
2022	1,605,579	(838,738)	394,622	(40,448)	(3,219)	—	1,117,797
2021	1,151,482	(408,542)	126,449	(376,520)	(21,688)	—	471,182

Total Shareholder Return Amount	$ 63.08	21.49	38.51
Net Income (Loss)	$ (61,228,000)	$ (93,092,000)	$ (129,855,000)
PEO Name	Jason A. Okazaki	John G. McHutchison, A.O., M.D.	John G. McHutchison, A.O., M.D.
PEO | Stock And Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (306,100)	$ (902,402)	$ (1,398,728)
PEO | Fair Value of Shares Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	272,345	452,827	395,785
PEO | Change in Fair Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(186,472)	14,884	(683,122)
PEO | Change in Fair Value of Prior Years Awards Vested during Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,912)	(6,042)	(101,166)
Non-PEO NEO | Stock And Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,575)	(838,738)	(408,542)
Non-PEO NEO | Fair Value of Shares Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,117	394,622	126,449
Non-PEO NEO | Change in Fair Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(142,012)	(40,448)	(376,520)
Non-PEO NEO | Change in Fair Value of Prior Years Awards Vested during Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,223)	$ (3,219)	$ (21,688)